Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Disaggregation of Revenue [Line Items]
Category of Revenue	$ 10,159,020	$ 6,155,593	$ 10,814,656
Timing of Revenue Recognition	10,159,020	6,155,593	10,814,656
Tutorial Service Revenue [Member]
Disaggregation of Revenue [Line Items]
Category of Revenue	6,296,806	6,155,593	10,814,656
Timing of Revenue Recognition	6,296,806	6,155,593	10,814,656
E-Commerce Revenue [Member]
Disaggregation of Revenue [Line Items]
Category of Revenue	3,862,214
Timing of Revenue Recognition	3,862,214
Services Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Category of Revenue	9,501,037	5,802,614	10,156,547
Timing of Revenue Recognition	9,501,037	5,802,614	10,156,547
Goods Transferred at a Point in Time [Member]
Disaggregation of Revenue [Line Items]
Category of Revenue	657,983	352,979	658,109
Timing of Revenue Recognition	$ 657,983	$ 352,979	$ 658,109